Income Tax - Schedule of geographic components of (loss) income before income taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	$ (18,403)	$ (1,319,557)	$ 29,236
U.S. [Member]
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	(32,893)	(1,347,770)	13,605
Foreign [Member]
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	$ 14,490	$ 28,213	$ 15,631